Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 360,457,164	$ 369,140,098
Available-for-sale Securities, Gross Unrealized Gains	4,788,292	7,532,926
Available-for-sale Securities, Gross Unrealized Losses	3,186,027	1,159,154
Available-for-sale Securities, Fair Value Disclosure	362,059,429	375,513,870
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	43,900,000	71,600,000	$ 70,000,000
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis	75,300,000	81,000,000
Available-for-sale Securities Pledged as Collateral, Fair Value	76,900,000	83,200,000
Available-for-sale Securities, Gross Realized Gains	1,004,100	1,958,100	1,058,000
Available-for-sale Securities, Gross Realized Losses	300,000	72,000	$ 623,000
FHLB Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	998,001	2,000,000
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	1	67,912
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		2,000,000
Available-for-sale Securities, Gross Unrealized Gains		0
Available-for-sale Securities, Gross Unrealized Losses		12,064
FNMA and FHLMC Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		997,564
Available-for-sale Securities, Gross Unrealized Gains		6,767
Available-for-sale Securities, Gross Unrealized Losses		0
SBA Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	101,280,921	110,195,113
Available-for-sale Securities, Gross Unrealized Gains	909,361	1,415,464
Available-for-sale Securities, Gross Unrealized Losses	284,223	193,795
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	72,248,915	73,499,636
Available-for-sale Securities, Gross Unrealized Gains	1,185,753	2,770,115
Available-for-sale Securities, Gross Unrealized Losses	1,899,519	204,132
Taxable Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	2,021,192
Available-for-sale Securities, Gross Unrealized Gains	0
Available-for-sale Securities, Gross Unrealized Losses	30,062
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	183,657,697	180,197,347
Available-for-sale Securities, Gross Unrealized Gains	2,575,616	3,281,116
Available-for-sale Securities, Gross Unrealized Losses	972,222	681,251
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	250,438	250,438
Available-for-sale Securities, Gross Unrealized Gains	117,562	59,464
Available-for-sale Securities, Gross Unrealized Losses	0	0
GNMA Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	107,900,000	116,800,000
Available-for-sale Securities, Fair Value Disclosure	109,200,000	118,500,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	20,000,000	3,800,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Taxable Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,991,130
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	71,535,149
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure		76,065,619
SBA Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | SBA Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	101,906,059	111,416,782
Federal Farm Credit Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure		1,987,936
FHLB Securities | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | FHLB Securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	998,000	1,932,088
FNMA and FHLMC Bonds | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | FNMA and FHLMC Bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure		1,004,331
Equity Securities | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 368,000	$ 309,902